Interest expense, net	12 Months Ended
Mar. 31, 2019
Banking And Thrift Interest [Abstract]
Interest expense, net

12. Interest expense, net

Interest expense, net consists of the following:

	Year ended March 31,
	2017	2018	2019	2019
	(INR)	(INR)	(INR)	(US$)
Interest expense:
CCDs	90,360	—	—	—
Series E and G CCPS	73,840	—	—	—
Term loans	2,439,052	5,104,245	5,469,020	79,078
Bank charges and other#	160,740	739,939	484,618	7,007
	2,763,992	5,844,184	5,953,638	86,085
Interest income:
Term and fixed deposits	319,823	508,446	932,035	13,477
Gain on sale of investments	72,074	167,258	148,420	2,146
Investments held-to-maturity	259	262	141	2
	392,156	675,966	1,080,596	15,625
Total	2,371,836	5,168,218	4,873,042	70,460

#	Bank charges and other includes amortization of debt financing costs for the year ended March 31, 2017, March 31, 2018 and 2019 was INR 114,085, INR 747,520 and INR 266,814 (US$ 3,858), respectively.